SUBSEQUENT EVENTS (Details) (USD $)	9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended	2 Months Ended	9 Months Ended		2 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Nov. 30, 2012 Stock Purchase Agreement [Member]	Sep. 30, 2012 Lincoln Park Capital Fund, LLC [Member]	Sep. 30, 2012 Lincoln Park Capital Fund, LLC [Member] Additional Commitment Fee [Member]	Nov. 30, 2012 Lincoln Park Capital Fund, LLC [Member] Additional Commitment Fee [Member] Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock					$ 400,490	$ 400,490	$ 250,000	$ 3,050,000
Issuance of common stock, shares	3,210,153						1,969,396	23,611,393	586,517	48,075
Issuance price of common stock per share							$ 0.127	$ 0.13
Years of service Mr. Ronald Berger worked as a controller	8 years